Fair Value Measurements (Details) - Schedule of the fair value of the Company’s financial instruments - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Cash equivalents	$ 4,863	$ 35,856
Liabilities:
Total	4,863	35,856
Level 1 [Member] | Derivative Liability [Member]
Liabilities:
Total
Level 1 [Member] | Warrant Liability [Member]
Liabilities:
Total
Level 2 [Member]
Assets:
Cash equivalents
Liabilities:
Total
Level 2 [Member] | Derivative Liability [Member]
Liabilities:
Total
Level 2 [Member] | Warrant Liability [Member]
Liabilities:
Total
Level 3 [Member]
Assets:
Cash equivalents
Liabilities:
Total	(3,488)	(4,384)
Level 3 [Member] | Derivative Liability [Member]
Liabilities:
Total	(3,488)	(2,380)
Level 3 [Member] | Warrant Liability [Member]
Liabilities:
Total		$ (2,004)